Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788	57.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72000%	November 15, 2017
Class A-2a Notes	$315,700,000.00	1.040%	September 15, 2019
Class A-2b Notes	$150,000,000.00	1.367%	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.220%	March 15, 2021
Class A-4 Notes	$121,570,000.00	1.400%	February 15, 2022
Class B Notes	$39,520,000.00	1.730%	March 15, 2022
Class C Notes	$26,350,000.00	1.930%	April 15, 2023
Total	$1,317,340,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,127,896.17

Principal:
Principal Collections	$23,644,595.54
Prepayments in Full	$11,769,485.83
Liquidation Proceeds	$403,601.08
Recoveries	$69,345.68
Sub Total	$35,887,028.13
Collections	$38,014,924.30

Purchase Amounts:
Purchase Amounts Related to Principal	$148,869.54
Purchase Amounts Related to Interest	$573.95
Sub Total	$149,443.49

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,164,367.79

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	11
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$38,164,367.79
Servicing Fee	$856,937.46	$856,937.46	$0.00	$0.00	$37,307,430.33
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,307,430.33
Interest - Class A-2a Notes	$205,492.88	$205,492.88	$0.00	$0.00	$37,101,937.45
Interest - Class A-2b Notes	$132,581.90	$132,581.90	$0.00	$0.00	$36,969,355.55
Interest - Class A-3 Notes	$383,791.67	$383,791.67	$0.00	$0.00	$36,585,563.88
Interest - Class A-4 Notes	$141,831.67	$141,831.67	$0.00	$0.00	$36,443,732.21
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,443,732.21
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$36,386,757.54
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,386,757.54
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$36,344,377.96
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,344,377.96
Regular Principal Payment	$32,742,880.21	$32,742,880.21	$0.00	$0.00	$3,601,497.75
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,601,497.75
Residual Released to Depositor	$0.00	$3,601,497.75	$0.00	$0.00	$0.00
Total		$38,164,367.79

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$32,742,880.21
Total					$32,742,880.21
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$22,196,537.00	$70.31	$205,492.88	$0.65	$22,402,029.88	$70.96
Class A-2b Notes	$10,546,343.21	$70.31	$132,581.90	$0.88	$10,678,925.11	$71.19
Class A-3 Notes	$0.00	$0.00	$383,791.67	$1.02	$383,791.67	$1.02
Class A-4 Notes	$0.00	$0.00	$141,831.67	$1.17	$141,831.67	$1.17
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$32,742,880.21	$24.86	$963,052.37	$0.73	$33,705,932.58	$25.59

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$237,107,174.45	0.7510522	$214,910,637.45	0.6807432
Class A-2b Notes	$112,657,827.58	0.7510522	$102,111,484.37	0.6807432
Class A-3 Notes	$377,500,000.00	1.0000000	$377,500,000.00	1.0000000
Class A-4 Notes	$121,570,000.00	1.0000000	$121,570,000.00	1.0000000
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$914,705,002.03	0.6943576	$881,962,121.82	0.6695023

Pool Information
Weighted Average APR	2.454%	2.440%
Weighted Average Remaining Term	48.58	47.72
Number of Receivables Outstanding	46,796	45,953
Pool Balance	$1,028,324,957.90	$992,002,606.29
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$949,326,658.77	$916,038,943.28
Pool Factor	0.7191093	0.6937090

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$14,880,039.09
Yield Supplement Overcollateralization Amount	$75,963,663.01
Targeted Overcollateralization Amount	$110,040,484.47
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$110,040,484.47

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	11
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		85	$355,799.62
(Recoveries)		29	$69,345.68
Net Loss for Current Collection Period			$286,453.94
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3343%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3636%
Second Prior Collection Period			0.4139%
Prior Collection Period			0.4335%
Current Collection Period			0.3403%
Four Month Average (Current and Prior Three Collection Periods)			0.3878%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,003	$3,038,636.58
(Cumulative Recoveries)			$158,438.67
Cumulative Net Loss for All Collection Periods			$2,880,197.91
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2014%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,029.55
Average Net Loss for Receivables that have experienced a Realized Loss			$2,871.58

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.88%	373	$8,777,128.12
61-90 Days Delinquent	0.12%	46	$1,173,074.93
91-120 Days Delinquent	0.03%	10	$307,297.39
Over 120 Days Delinquent	0.02%	8	$173,968.10
Total Delinquent Receivables	1.05%	437	$10,431,468.54

Repossession Inventory:
Repossessed in the Current Collection Period		32	$859,215.64
Total Repossessed Inventory		51	$1,445,319.77

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1135%
Prior Collection Period			0.1581%
Current Collection Period			0.1393%
Three Month Average			0.1370%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1668%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	11

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer